Company Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of separate financial statements [Abstract]
Company balance sheet

		December 31,
		2022	2021
	Note	US$ in millions
ASSETS
Non-current assets
Interests in subsidiaries		$1,255	$1,154
Note receivable from a subsidiary		9,549	8,651
Other assets		—	2
Total non-current assets		10,804	9,807
Current assets
Other assets		1	—
Other receivables and prepayments		77	57
Restricted cash and cash equivalents		289	—
Cash and cash equivalents		474	12
Total current assets		841	69
Total assets		$11,645	$9,876
EQUITY
Capital and reserves attributable to equity holders of the Company
Share capital		$81	$81
Reserves	29(a)	1,319	1,854
Total equity		1,400	1,935
LIABILITIES
Non-current liability
Borrowings		8,099	7,820
Current liabilities
Other payables		198	121
Borrowings		1,948	—
Total current liabilities		2,146	121
Total liabilities		10,245	7,941
Total equity and liabilities		$11,645	$9,876
Net current liabilities		$(1,305)	$(52)
Total assets less current liabilities		$9,499	$9,755

Company movement of reserves	Movement of reserves

	Capital reserve	Share premium	Share-based compensation reserve	Currency translation reserve	Hedge reserve	Retained earnings/(accumulated losses)	Total
	US$ in millions
Balance at January 1, 2020	$106	$1,491	$58	$(14)	$—	$97	$1,738
Profit for the year	—	—	—	—	—	1,120	1,120
Other comprehensive income for the year, net of tax	—	—	—	3	—	—	3
Total comprehensive income	—	—	—	3	—	1,120	1,123
Exercise of share options	—	6	—	—	—	—	6
Transfer to share premium upon exercise of share options	—	1	(1)	—	—	—	—
Forfeiture of share options	—	—	(8)	—	—	8	—
Share-based compensation of the Company	—	—	9	—	—	—	9
Dividends to equity holders of the Company (Note 10)	—	—	—	—	—	(1,025)	(1,025)
Balance at December 31, 2020	106	1,498	58	(11)	—	200	1,851
Loss for the year	—	—	—	—	—	(4)	(4)
Fair value adjustment on cash flow hedge	—	—	—	—	(4)	—	(4)
Other comprehensive expense for the year, net of tax	—	—	—	(5)	—	—	(5)
Total comprehensive expense	—	—	—	(5)	(4)	(4)	(13)
Exercise of share options	—	12	—	—	—	—	12
Transfer to share premium upon exercise of share options	—	5	(5)	—	—	—	—
Forfeiture of share options	—	—	(2)	—	—	2	—
Share-based compensation of the Company	—	—	4	—	—	—	4
Balance at December 31, 2021	106	1,515	55	(16)	(4)	198	1,854
Loss for the year	—	—	—	—	—	(533)	(533)
Fair value adjustment on cash flow hedge	—	—	—	—	(2)	—	(2)
Other comprehensive expense for the year, net of tax	—	—	—	(3)	—	—	(3)
Total comprehensive expense	—	—	—	(3)	(2)	(533)	(538)
Forfeiture of share options	—	—	(3)	—	—	3	—
Share-based compensation of the Company	—	—	3	—	—	—	3
Balance at December 31, 2022	$106	$1,515	$55	$(19)	$(6)	$(332)	$1,319